Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000206025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Enhanced Income Strategy Fund
Average Annual Return, Percent	(21.02%)		(6.06%)	(0.95%)
C000206026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Enhanced Income Strategy Fund
C000206024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Enhanced Income Strategy Fund
C000143109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Income Fund
Average Annual Return, Percent	(1.33%)		1.87%		2.97%
C000143110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Income Fund
C000143111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Income Fund
C000121700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/CIFC Senior Secured Income Fund
Average Annual Return, Percent	(1.17%)		4.34%		5.05%
C000121701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/CIFC Senior Secured Income Fund
C000240463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/CIFC Senior Secured Income Fund
C000121702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/CIFC Senior Secured Income Fund
C000102758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Balanced Fund
Average Annual Return, Percent	6.16%		4.13%		5.12%
C000102759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Balanced Fund
C000142549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Balanced Fund
C000064375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH High Income Fund
Average Annual Return, Percent	10.13%		4.49%		7.13%
C000064376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH High Income Fund
C000128969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH High Income Fund
C000064377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH Total Return Income Fund
Average Annual Return, Percent	5.36%		3.33%		8.11%
C000064378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH Total Return Income Fund
C000128970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH Total Return Income Fund
Without Sales Load [Member] | C000206025
Average Annual Return [Line Items]
Average Annual Return, Percent	(16.26%)		(4.95%)	(0.17%)
Without Sales Load [Member] | C000206026
Average Annual Return [Line Items]
Average Annual Return, Percent	(16.87%)		(5.65%)	(0.92%)
Without Sales Load [Member] | C000206024
Average Annual Return [Line Items]
Average Annual Return, Percent	(16.04%)		(4.71%)	0.08%
Without Sales Load [Member] | C000143109
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%		2.86%		3.47%
Without Sales Load [Member] | C000143110
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%		2.09%		2.73%
Without Sales Load [Member] | C000143111
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%		3.13%		3.77%
Without Sales Load [Member] | C000121700
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%		5.37%		5.57%
Without Sales Load [Member] | C000121701
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%		4.58%		4.79%
Without Sales Load [Member] | C000240463
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%	7.45%
Without Sales Load [Member] | C000121702
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%		5.63%		5.85%
Without Sales Load [Member] | C000102758
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%		5.37%		5.75%
Without Sales Load [Member] | C000102759
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%		4.55%		4.94%
Without Sales Load [Member] | C000142549
Average Annual Return [Line Items]
Average Annual Return, Percent	12.90%		5.62%		6.02%
Without Sales Load [Member] | C000064375
Average Annual Return [Line Items]
Average Annual Return, Percent	15.62%		5.51%		7.66%
Without Sales Load [Member] | C000064376
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%		4.76%		6.84%
Without Sales Load [Member] | C000128969
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		5.77%		7.89%
Without Sales Load [Member] | C000064377
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%		4.56%		8.76%
Without Sales Load [Member] | C000064378
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%		3.82%		7.95%
Without Sales Load [Member] | C000128970
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%		4.88%		9.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	1.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	1.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	1.94%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.14%		2.12%		2.00%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.14%		2.12%		2.00%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.14%		2.12%		2.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	4.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.83%		11.16%		10.88%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.83%		11.16%		10.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%		15.51%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	5.21%		0.50%	1.57%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	5.21%		0.50%	1.57%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	5.21%		0.50%	1.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	4.36%		6.01%		5.50%
Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	4.36%		6.01%		5.50%
Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	4.36%	8.40%
Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	4.36%		6.01%		5.50%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.16%		11.49%		13.33%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%		7.24%		8.08%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%		7.04%		6.90%
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%		2.66%		2.56%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.16%		11.49%		13.33%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%		7.24%		8.08%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%		7.04%		6.90%
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%		2.66%		2.56%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	5.82%		4.19%		5.72%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	5.82%		4.19%		5.72%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	5.82%		4.19%		5.72%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	5.82%		4.19%		5.72%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	5.82%		4.19%		5.72%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	5.82%		4.19%		5.72%